REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2018
REVENUE FROM CONTRACT WITH CUSTOMERS
REVENUE FROM CONTRACT WITH CUSTOMERS

4.    REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2016	2017	2018
Room revenues	4,781	5,842	6,894
Food and beverage revenues	218	249	304
Others	240	247	272
Leased and owned hotels revenue	5,239	6,338	7,470
Initial one-time franchise fee	56	59	79
On-going management and service fees	589	759	983
Central reservation system usage fees, other system maintenance and support fees	308	436	630
Reimbursements for hotel manager fees	321	371	455
Other fees	145	226	380
Manachised and franchised hotels revenue	1,419	1,851	2,527
Other revenues	31	40	66
Total revenues	6,689	8,229	10,063

Contract Balances

Our contract assets are insignificant at December 31, 2017 and December 31, 2018.

	As of December 31,
	2017	2018
Current contract liabilities	943	1,005
Long-term contract liabilities	398	458
Total contract liabilities	1,341	1,463

The contract liabilities balances above, as of December 31, 2017 and 2018 were comprised of the following:

	As of December 31,
	2017	2018
Initial fees received from franchisees owners	553	674
Cash received for membership fees and not recognized as revenue	305	357
Advances received from customers	425	374
Deferred revenue related to the loyalty program	58	58
Total	1,341	1,463

We recognized revenues that were previously deferred as contract liabilities of RMB445 and RMB468 during the years ended December 31, 2017 and 2018, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31,2018, we had RMB58 of deferred revenues related to unsatisfied performance obligations under HUAZHU Rewards that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. We had RMB674 of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to ten years. Additionally, we had RMB357 of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. We also had RMB374 of deferred revenues related to advances received from customers, which are expected to be recognized as revenues in future periods over the terms of the related contracts.

We did not estimate revenues expected to be recognized related to our unsatisfied performance for the following:

•	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.
•

Revenues related to central reservation system usage fees, other system maintenance and support fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.